Segment Information (Tables)	11 Months Ended
Dec. 29, 2013
Segment Reporting [Abstract]
Segments

The following table presents information about the Company’s reportable segments:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	(In thousands)
	Net External Sales
North America	$2,442,522	$443,660	$4,565,878	$4,587,301	$4,604,957
Europe	1,659,312	268,607	3,049,061	3,192,285	3,025,097
Asia/Pacific	1,240,147	238,013	2,285,962	2,237,907	1,982,720
Latin America	504,425	94,914	900,335	774,949	285,069
RIMEA	393,156	67,678	727,650	715,130	660,793
Consolidated Totals	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636
	Adjusted EBITDA
North America	$618,322	$96,703	$1,106,802	$1,103,826	$1,136,522
Europe	349,247	42,060	671,261	689,752	667,681
Asia/Pacific	135,851	36,276	286,466	249,390	258,836
Latin America	74,428	10,201	102,494	96,188	33,948
RIMEA	45,834	12,074	96,984	92,926	83,239
Non-Operating(a)	(58,279)	(25,005)	(164,019)	(170,242)	(149,851)
Adjusted EBITDA	1,165,403	172,309	2,099,988	2,061,840	2,030,375

Amortization of inventory step-up(b)	383,300	—	—	—	—
Severance related costs(c)	274,500	—	—	81,700	—
Other restructuring costs(c)	69,700	—	—	72,900	—
Asset write-offs(c)	2,405	—	—	41,478	—
Other special items(d)	772	(12,136)	583	(24,790)	(426)
Merger related costs(e)	157,938	112,188	44,814	—	—
Unrealized gain on derivative instruments	(117,934)	—	—	—	—
Loss from the extinguishment of debt	—	129,367	—	—	—
Depreciation, including accelerated depreciation for restructuring	230,987	35,880	299,779	289,846	249,366
Amortization	48,975	4,276	42,161	43,499	39,597
Interest expense, net	395,432	32,472	255,812	258,462	250,112
Stock based compensation	4,800	4,318	51,000	54,900	54,200
Other expense, net	12,233	(3,729)	62,196	7,756	21,204
(Loss)/income from continuing operations before income taxes	$(297,705)	$(130,327)	$1,343,643	$1,236,089	$1,416,322
	Depreciation and Amortization Expenses(h)
North America	$153,402	$16,162	$126,859	$131,023	$121,480
Europe	59,945	9,283	90,150	90,058	84,164
Asia/Pacific	38,509	6,936	60,050	57,251	47,252
Latin America	9,673	2,305	16,933	16,932	4,030
RIMEA	6,182	1,283	16,742	13,229	11,902
Non-Operating(a)	12,251	4,187	31,206	24,852	20,135
Consolidated Totals	$279,962	$40,156	$341,940	$333,345	$288,963

	Successor	Predecessor
	December 29, 2013	April 28, 2013	April 29, 2012
	Identifiable Assets
	(In thousands)
North America	$14,486,939	$3,289,900	$3,394,387
Europe	11,515,094	4,963,171	4,004,193
Asia/Pacific	3,720,892	2,430,999	2,343,458
Latin America	1,136,344	1,002,926	1,014,136
RIMEA	677,064	526,567	486,590
Non-Operating(f)	7,436,015	725,444	740,529
Consolidated Totals	$38,972,348	$12,939,007	$11,983,293

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Capital Expenditures(g)
	(In thousands)
North America	$47,060	$10,050	$107,207	$103,958	$101,001
Europe	40,465	4,537	91,911	97,708	87,460
Asia/Pacific	43,355	2,988	83,980	95,115	68,803
Latin America	10,940	2,044	41,264	33,885	8,371
RIMEA	13,290	1,317	19,065	25,163	17,578
Non-Operating(b)	46,905	99,218	55,671	62,905	52,433
Consolidated Totals	$202,015	$120,154	$399,098	$418,734	$335,646
___________________________________________

(a)	Includes corporate overhead, intercompany eliminations and charges not directly attributable to operating segments.

(b)
The negative impact of the inventory step-up adjustment recorded in purchase accounting to operating income in the Successor period was $173.6 million for North America, $106.6 million for Europe, $84.2 million for Asia/Pacific, $8.3 million for Latin America and $10.6 million for RIMEA.

(c)	See Note 7 for further details on restructuring and productivity initiatives.

(d)	Includes consulting and advisory charges not specifically related to restructuring activities and other items that management believes do not directly reflect our core operations.

(e)	See Note 4 for further details on Merger related costs

(f)	Includes identifiable assets not directly attributable to operating segments.

(g)	Excludes property, plant and equipment obtained through acquisitions.

(h)	Excludes amortization of deferred debt issuance costs.

Revenue from External Customers by Products and Services
The Company’s revenues are generated via the sale of products in the following categories:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Net External Sales
	(In thousands)
Ketchup and Sauces	$3,081,347	$533,932	$5,375,788	$5,232,607	$4,607,326
Meals and Snacks	2,185,831	359,412	4,240,808	4,337,995	4,134,836
Infant/Nutrition	624,359	118,528	1,189,015	1,232,248	1,175,438
Other	348,025	101,000	723,275	704,722	641,036
Total	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The Company has significant sales and long-lived assets in the following geographic areas. Sales are based on the location in which the sale originated. Long-lived assets include property, plant and equipment, goodwill, trademarks and other intangibles, net of related depreciation and amortization.

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)	(52 Weeks)
	Net External Sales
	(In thousands)
United States	$2,072,049	$371,253	$3,857,247	$3,885,057	$3,916,988
United Kingdom	859,512	130,741	1,597,755	1,611,177	1,506,607
Other	3,308,001	610,878	6,073,884	6,011,338	5,135,041
Total	$6,239,562	$1,112,872	$11,528,886	$11,507,572	$10,558,636

	Successor	Predecessor
	December 29, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012
	Long-Lived Assets
	(In thousands)
United States	$16,280,596	$2,383,136	$2,419,518
United Kingdom	6,999,989	1,133,086	1,207,918
Other	8,942,514	3,437,299	3,540,923
Total	$32,223,099	$6,953,521	$7,168,359